Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance for loan losses	$ 937,994	$ 978,754
Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	35,708,194	33,328,731
Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total	354,088	466,006
Deposits and other demand liabilities [member]
Disclosure of financial assets [line items]
Total	5,555,185	7,576,095
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	12,703,653	10,097,443
Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	218,733	168,245
Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	3,426,141	2,757,342
Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	4,728,323	4,918,423
Lease contract liabilities [member]
Disclosure of financial assets [line items]
Total	94,575	115,544
Debt Issued [member]
Disclosure of financial assets [line items]
Total	6,547,807	5,609,795
Financial instruments of regulatory capital issued [member]
Disclosure of financial assets [line items]
Total	1,263,169	1,153,045
Other financial obligations [Member]
Disclosure of financial assets [line items]
Total	359,573	42,435
Cash in process of being cleared [member]
Disclosure of financial assets [line items]
Total	456,947	424,358
Financial assets total [member]
Disclosure of financial assets [line items]
Total	39,348,283	36,503,935
Cash and deposits in bank [member]
Disclosure of financial assets [line items]
Total	3,058,752	3,473,792
Cash in process of collections [member]
Disclosure of financial assets [line items]
Total	494,994	438,496
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	472,283	332,724
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	3,735,290	3,660,450
Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	26,607,785	24,743,360
Commercial loans [member]
Disclosure of financial assets [line items]
Total	16,457,021	15,672,670
Allowance for loan losses	521,199	681,029	$ 747,617
Mortgage [member]
Disclosure of financial assets [line items]
Total	7,030,610	6,244,971
Consumer loans [member]
Disclosure of financial assets [line items]
Total	3,120,154	2,825,719
Allowance for loan losses	273,931	189,485
Financial instruments at amortized cost [member]
Disclosure of financial assets [line items]
Total	1,013,943	187,455
Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total	162,774	606,178
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	3,617,792	2,897,803
Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	138,548	83,123
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	46,122	80,554
Allowance for loan losses	320	353
On demand [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	6,326,961	8,314,826
On demand [member] | Deposits and other demand liabilities [member]
Disclosure of financial assets [line items]
Total	5,555,185	7,576,095
On demand [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	314,829	314,373
On demand [member] | Cash in process of being cleared [member]
Disclosure of financial assets [line items]
Total	456,947	424,358
On demand [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	4,316,990	4,973,070
On demand [member] | Cash and deposits in bank [member]
Disclosure of financial assets [line items]
Total	3,058,752	3,473,792
On demand [member] | Cash in process of collections [member]
Disclosure of financial assets [line items]
Total	494,994	438,496
On demand [member] | Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	763,244	1,060,782
On demand [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	254,229	348,052
On demand [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	4,454	167
On demand [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	504,561	712,563
Up to one month [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	5,678,612	5,426,102
Up to one month [member] | Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total	354,074	465,842
Up to one month [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	4,738,021	4,572,769
Up to one month [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	461	11,305
Up to one month [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	211,116	66,530
Up to one month [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	246,742	171,624
Up to one month [member] | Lease contract liabilities [member]
Disclosure of financial assets [line items]
Total	2,008	4,847
Up to one month [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	100	90,750
Up to one month [member] | Other financial obligations [Member]
Disclosure of financial assets [line items]
Total	126,090	42,435
Up to one month [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	3,127,875	3,679,082
Up to one month [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	70,691	95,418
Up to one month [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	373,392	1,348,862
Up to one month [member] | Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	2,445,096	1,539,155
Up to one month [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,239,491	1,474,186
Up to one month [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	46,031	31,510
Up to one month [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	159,574	33,459
Up to one month [member] | Financial instruments at amortized cost [member]
Disclosure of financial assets [line items]
Total	141,884	43,806
Up to one month [member] | Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total	150,490	428,079
Up to one month [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	194,495	117,859
Up to one month [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	15,162	25,349
Up to one month [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	20,433	80,554
1 month to 3 months [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	3,690,609	2,446,290
1 month to 3 months [member] | Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total	14	164
1 month to 3 months [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	3,079,014	2,087,560
1 month to 3 months [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	97,331	45,617
1 month to 3 months [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	157,721	143,133
1 month to 3 months [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	241,425	132,457
1 month to 3 months [member] | Lease contract liabilities [member]
Disclosure of financial assets [line items]
Total	3,667	4,808
1 month to 3 months [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	4,470	32,551
1 month to 3 months [member] | Financial instruments of regulatory capital issued [member]
Disclosure of financial assets [line items]
Total	18,754
1 month to 3 months [member] | Other financial obligations [Member]
Disclosure of financial assets [line items]
Total	97,153
1 month to 3 months [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	3,290,969	2,743,950
1 month to 3 months [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	114,966	50,828
1 month to 3 months [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	35,143	636,668
1 month to 3 months [member] | Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	2,899,311	1,821,251
1 month to 3 months [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,533,861	1,686,244
1 month to 3 months [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	89,558	51,243
1 month to 3 months [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	275,892	83,764
1 month to 3 months [member] | Financial instruments at amortized cost [member]
Disclosure of financial assets [line items]
Total	16,105	12,272
1 month to 3 months [member] | Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total	12,284	111,148
1 month to 3 months [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	189,086	98,339
1 month to 3 months [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	15,813	13,444
1 month to 3 months [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	8,261
3 months to 1 year [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	5,325,438	4,525,991
3 months to 1 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	3,260,930	2,342,260
3 months to 1 year [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	25,204	29,100
3 months to 1 year [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	471,691	323,721
3 months to 1 year [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	1,135,442	1,420,184
3 months to 1 year [member] | Lease contract liabilities [member]
Disclosure of financial assets [line items]
Total	16,416	15,707
3 months to 1 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	326,101	389,571
3 months to 1 year [member] | Financial instruments of regulatory capital issued [member]
Disclosure of financial assets [line items]
Total		5,448
3 months to 1 year [member] | Other financial obligations [Member]
Disclosure of financial assets [line items]
Total	89,654
3 months to 1 year [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	8,826,977	3,740,267
3 months to 1 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	27,045	405
3 months to 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	2,703,627	99,850
3 months to 1 year [member] | Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	5,420,706	3,105,660
3 months to 1 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	4,314,030	2,560,603
3 months to 1 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	342,707	230,337
3 months to 1 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	763,969	314,720
3 months to 1 year [member] | Financial instruments at amortized cost [member]
Disclosure of financial assets [line items]
Total	127,091	96,327
3 months to 1 year [member] | Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total		66,951
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	464,743	335,306
3 months to 1 year [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	66,337	35,768
3 months to 1 year [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	17,428
1 - 3 years [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	6,086,643	5,316,529
1 - 3 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	762,345	326,276
1 - 3 years [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	12,878	44,566
1 - 3 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	743,983	620,192
1 - 3 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	2,979,900	3,137,074
1 - 3 years [member] | Lease contract liabilities [member]
Disclosure of financial assets [line items]
Total	39,249	41,933
1 - 3 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	1,354,462	980,552
1 - 3 years [member] | Financial instruments of regulatory capital issued [member]
Disclosure of financial assets [line items]
Total	147,150	165,936
1 - 3 years [member] | Other financial obligations [Member]
Disclosure of financial assets [line items]
Total	46,676
1 - 3 years [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	6,467,001	7,519,307
1 - 3 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	108,572	34,355
1 - 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	347,255	423,463
1 - 3 years [member] | Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	4,500,613	6,223,999
1 - 3 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,939,871	4,905,237
1 - 3 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	838,428	664,169
1 - 3 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	722,314	654,593
1 - 3 years [member] | Financial instruments at amortized cost [member]
Disclosure of financial assets [line items]
Total	731,179	27,587
1 - 3 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	769,906	806,607
1 - 3 years [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	9,476	3,296
3 - 5 years [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	2,324,222	2,374,686
3 - 5 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	164,548	152,633
3 - 5 years [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	24,076	4,883
3 - 5 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	550,042	591,023
3 - 5 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	37,550	45,985
3 - 5 years [member] | Lease contract liabilities [member]
Disclosure of financial assets [line items]
Total	22,807	27,501
3 - 5 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	1,525,199	1,552,661
3 - 5 years [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	3,904,927	4,806,541
3 - 5 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	34,187	85,360
3 - 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	80,034	993,381
3 - 5 years [member] | Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	2,968,541	2,839,755
3 - 5 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,767,626	1,581,190
3 - 5 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	796,516	635,113
3 - 5 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	404,399	623,452
3 - 5 years [member] | Financial instruments at amortized cost [member]
Disclosure of financial assets [line items]
Total	237,965	7,463
3 - 5 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	566,391	877,843
3 - 5 years [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	17,809	2,739
More than 5 years [member] | Financial liabilities total [member]
Disclosure of financial assets [line items]
Total	6,275,709	4,924,307
More than 5 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	383,966	301,572
More than 5 years [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	58,783	32,774
More than 5 years [member] | Derivative financial instrument liabilities [member]
Disclosure of financial assets [line items]
Total	1,291,588	1,012,743
More than 5 years [member] | Interbank borrowings [member]
Disclosure of financial assets [line items]
Total	87,264	11,099
More than 5 years [member] | Lease contract liabilities [member]
Disclosure of financial assets [line items]
Total	10,428	20,748
More than 5 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	3,346,415	2,563,710
More than 5 years [member] | Financial instruments of regulatory capital issued [member]
Disclosure of financial assets [line items]
Total	1,097,265	981,661
More than 5 years [member] | Financial assets total [member]
Disclosure of financial assets [line items]
Total	9,413,544	9,041,718
More than 5 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	116,822	66,358
More than 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	195,839	158,226
More than 5 years [member] | Loans and accounts receivable at amortized cost [member].
Disclosure of financial assets [line items]
Total	7,610,274	8,152,758
More than 5 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,407,913	3,117,158
More than 5 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	4,912,916	4,632,432
More than 5 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	289,445	403,168
More than 5 years [member] | Financial instruments at amortized cost [member]
Disclosure of financial assets [line items]
Total	43,487
More than 5 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	1,433,171	661,849
More than 5 years [member] | Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Total	$ 13,951	$ 2,527